Property, plant and equipment - Finance leases (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of recognised finance lease as assets by lessee [abstract]
Interest Payable			$ 8,447	$ 13,331
Lease Payments Outstanding			74,918	95,964
Hydroelectrical Installations
Disclosure of recognised finance lease as assets by lessee [abstract]
Life	10 years	10 years
Time Elapsed	6 years 7 months 6 days	5 years 7 months 6 days
Finance leases			41,918	46,780
Lease Payments Outstanding			65,005	80,639
Hydroelectrical Installations | Gross carrying amount
Disclosure of recognised finance lease as assets by lessee [abstract]
Finance leases	€ 109,047	€ 109,047	124,859	130,780
Hydroelectrical Installations | Accumulated depreciation and amortisation
Disclosure of recognised finance lease as assets by lessee [abstract]
Finance leases			$ (82,940)	$ (84,000)